Convertible Preferred Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Convertible Preferred Stock
8.	Convertible Preferred Stock

As of December 31, 2015 and 2014, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 81,760,000 shares of $0.001 par value preferred stock.

The Company has issued Series A and Series B preferred stock (collectively “Preferred Stock”). The Preferred Stock is classified outside of stockholders’ equity (deficit) because the shares contain certain redemption features that are not solely within the control of the Company.

In January 2014, the Company issued 5,000,000 shares of Series A preferred stock at an issuance price of $1.00 per share for proceeds of $4,932, net of issuance costs of $68.

In September 2014, the Company modified the Conversion Price of the Series A preferred stock from $10.8102 per share to $3.6030397 per share. This amendment to the Series A Conversion Price was accounted for as a modification of preferred stock based on a quantitative assessment of the change in the fair value that resulted from the modification of the conversion price on the modification date. The increase in the fair value of Series A preferred stock measured immediately before the modification and immediately after the modification, equal to $6,037, was recorded as a deemed dividend from holders of common stock to the holders of preferred stock, resulting in a decrease to additional paid-in capital of $1,027 and an increase to accumulated deficit of $5,010 as well as a corresponding increase of $6,037 to the carrying value of the Series A preferred stock.

In May 2015, the Company modified the Conversion Price of the Series A preferred stock from $3.6030397 per share to $10.8102 per share. This amendment to the Series A Conversion Price was accounted for as a modification of preferred stock based on a quantitative assessment of the change in the fair value that resulted from the modification of the conversion price on the modification date. The decrease in the fair value of Series A preferred stock measured immediately before the modification and immediately after the modification, equal to $10,565, was recorded as a deemed dividend from holders of preferred stock to the holders of common stock, resulting in an increase to additional paid-in capital of $10,565 and a corresponding decrease of $10,565 to the carrying value of the Series A preferred stock.

In September 2015, the Company issued 17,107,303 shares of Series B preferred stock at an issuance price of $1.286 per share for proceeds of $21,090, net of issuance costs of $910. Concurrent with the sale of Series B preferred stock, all outstanding convertible promissory notes, aggregating $15,000, and accrued interest thereon, aggregating $798, were automatically converted into 12,284,466 shares of Series B preferred stock at a price of $1.286 per share.

In September 2015, in connection with the Series B preferred stock financing, (1) the right of the holders of Series A preferred stock to receive accruing dividends, whether or not declared, at a rate of 8.0% per year of the Original Issue Price per share (as described below) ceased as of August 31, 2015, at which time such cumulative accruing dividends totaled $36,016, and (2) the right of holders of Series A preferred stock to receive a cash payment of accruing dividends upon the automatic conversion of the Series A preferred stock into common stock was modified such that all previously accrued but unpaid dividends on Series A preferred stock will be paid in shares of common stock, at a price of $13.9019172 per share, upon such conversion of the Series A preferred stock. If as of January 1, 2016, the Series A preferred stock has not automatically converted into shares of common stock according to its terms, the holders of the Series A preferred stock will be entitled to receive dividends at the rate of 8.0% per year of the respective Original Issue Price per share, commencing as of the respective original issuance date of the Series A preferred stock. These amendments to the Series A preferred stock dividend rights were accounted for as a modification of preferred stock based on a quantitative assessment of the change in the fair value that resulted from the modification of the dividend rights on the modification date. The decrease in the fair value of Series A preferred stock measured immediately before the modification and immediately after the modification, equal to $173, was recorded as a deemed dividend from holders of preferred stock to the holders of common stock, resulting in an increase to additional paid-in capital of $173 and a corresponding decrease of $173 to the carrying value of the Series A preferred stock.

On December 17, 2015, the right of holders of Series A and Series B preferred stock to become entitled to accruing dividends was further modified such that if, as of April 1, 2016, the Series A and Series B preferred stock has not automatically converted into shares of common stock according to its terms, the holders of the Series A and Series B preferred stock will be entitled to receive dividends at the rate of 8.0% per year of the respective Original Issue Price per share, commencing as of the respective original issuance date of the Series A and Series B preferred stock. The decrease in the fair value of Series A preferred stock measured immediately before the modification and immediately after the modification, equal to $743, was recorded as a deemed dividend from holders of preferred stock to the holders of common stock resulting in an increase to additional paid-in capital of $743 and a corresponding decrease of $743 to the carrying value of the Series A preferred stock. The increase in the fair value of Series B preferred stock measured immediately before the modification and immediately after the modification, equal to $26, was recorded as a deemed dividend from holders of common stock to holders of preferred stock the resulting in an decrease to additional paid-in capital of $26 and a corresponding increase of $26 to the carrying value of the Series B preferred stock. In connection with the completion of the Company’s IPO in February 2016, all outstanding shares of convertible preferred stock were converted to common stock.

As of each balance sheet date, Preferred Stock consisted of the following:

	December 31, 2015
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A preferred stock	76,000,000	75,463,000	$75,378	$111,594	6,980,712
Series B preferred stock	34,057,398	29,391,769	36,914	37,798	2,718,888

	110,057,398	104,854,769	$112,292	$149,392	9,699,600

	December 31, 2014
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A preferred stock	81,760,000	75,463,000	$86,859	$105,809	20,944,249

	81,760,000	75,463,000	$86,859	$105,809	20,944,249

The holders of the Preferred Stock have the following rights and preferences:

Voting Rights

The holders of Preferred Stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. Each preferred stockholder is entitled to the number of votes equal to the number of shares of common stock into which each preferred share is convertible at the time of such vote. In addition, the holders of a majority in voting power of the Series A preferred stock are entitled to elect six members of the board of directors of the Company.

Dividends

At the time of their issuance, the holders of Series A preferred stock were entitled to receive dividends in preference to any dividend on common stock at the rate of 8.0% per year of the Original Issue Price. Such dividends accrued daily, compounded annually, were cumulative and were payable, whether or not declared, upon any liquidation event or upon the conversion of the Series A preferred stock into common stock.

In connection with the Series B preferred stock financing in September 2015, the dividends on the Series A preferred stock ceased accruing as of August 31, 2015. In addition, the right of holders of Series A preferred stock to receive a cash payment of accruing dividends upon the automatic conversion of the Series A preferred stock into common stock was modified such that all previously accrued but unpaid dividends on Series A preferred stock will be paid in shares of common stock, at a price of $13.9019172 per share, upon such conversion. If, as of April 1, 2016, the Series A preferred stock has not automatically converted into shares of common stock according to its terms, the holders of the Series A and Series B preferred stock will be entitled to receive dividends at the rate of 8.0% per year of the respective Original Issue Price per share, commencing as of the respective original issuance date of the Series A and Series B preferred stock. Such dividends will accrue daily, compounding annually, and will be cumulative and payable when and if declared by the Company’s board of directors. In addition, such dividends will be payable, whether or not declared, upon any liquidation event or conversion of Series A or Series B preferred stock into common stock. The Original Issue Price is $1.00 per share for Series A preferred stock and $1.286 per share for Series B preferred stock. In February 2016, upon completion of the IPO, the Company issued 2,590,742 shares of common stock in full payment of $36,016 of accrued dividends.

The Company may not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company unless the holders of Preferred Stock then outstanding shall first receive, or simultaneously receive, dividends on each outstanding share of Preferred Stock. Through December 31, 2015 and 2014, no dividends had been declared or paid by the Company.

Liquidation

In the event of any liquidation, dissolution or winding-up of the Company, the holders of Preferred Stock then outstanding shall be entitled, on a pari passu basis, to be paid out of the assets of the Company available for distribution to stockholders, and before any payment shall be made to holders of common stock, an amount equal to the Original Issue Price per share of each series of preferred stock, plus any accrued but unpaid dividends thereon, whether or not declared. If upon such event, the assets of the Company available for distribution are insufficient to permit payment in full to the holders of Preferred Stock, the proceeds will be ratably distributed among the holders of Preferred Stock in proportion to the respective amounts that they would have received if they were paid in full. In addition, in the event of any liquidation, dissolution or winding-up or of any merger or acquisition of the Company and after payments of the respective Original Issue Price per share, plus any accrued but unpaid dividends thereon, have been made in full to the holders of Preferred Stock, the holders of common stock, together with the holders of Preferred Stock, are entitled to receive all remaining assets available for distribution ratably; provided, however, that if the aggregate amounts which the holders of Series B preferred stock are entitled to receive would exceed $3.215 per share (subject to appropriate adjustment for any stock dividend, stock split, combination or similar recapitalization), the holders of Series B preferred stock shall be entitled to receive the greater of (i) $3.215 per share (subject to appropriate adjustment for any stock dividend, stock split, combination or similar recapitalization) and (ii) the amount such holders would have received if all of their shares of Series B preferred stock had been converted into common stock immediately prior to such liquidation event.

A merger, acquisition, sale of voting control or other transaction of the Company in which the stockholders of the Company do not own a majority of the outstanding shares of the surviving company shall be deemed to be a liquidation event. A sale, exclusive license, transfer or other disposition of all or substantially all of the assets of the Company shall also be deemed a liquidation event.

Conversion

Each share of Preferred Stock is convertible into common stock at the option of the stockholder at any time after the date of issuance. In addition, each share of Preferred Stock will be automatically converted into shares of common stock, at the applicable conversion ratio then in effect, upon a qualified public offering with net proceeds of at least $50,000 that results in the Company’s common stock being listed on the NASDAQ or NYSE exchange. In addition, each share of Series A preferred stock will be automatically converted into shares of common stock upon the date specified by vote or written consent of the holders of at least two-thirds of the then outstanding shares of Series A preferred stock, and each share of Series B preferred stock will be automatically converted into shares of common stock upon the date specified by vote or written consent of the holders of at least the majority of the then outstanding shares of Series B preferred stock.

The conversion ratio of each series of Preferred Stock is determined by dividing the Original Issue Price per share of each series of preferred stock by the Conversion Price of each series. The initial Conversion Price for Series A preferred stock was $10.8102 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or recapitalization affecting the Series A preferred stock. On September 30, 2014, the Conversion Price for Series A preferred stock was amended to be $3.6030397 per share. In May 2015, the Conversion Price for Series A preferred stock was amended to be $10.8102 per share. The Conversion Price for Series B preferred stock is $13.9019172 per share.

In February 2016, upon completion of the Company’s IPO, all outstanding shares of convertible preferred stock were converted into 9,699,600 shares of common stock and the issuance of 2,590,442 shares of common stock as payment of $36,016 in accruing dividends on the Series A preferred stock.